STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF COMPANY ISSUED COMMON STOCK

Number of shares
Shares arising from stock-based compensation to executives	157,259
Issuance of shares in connection with sales made under private offerings	236,694
Consideration of the Option Agreement with Atlas Lithium	66,497
Total	460,450

During the year ended December 31, 2024, the Company issued 1,971,853 shares of common stock, as follows:

	Number of shares	Cash received
Shares arising from stock-based compensation to executives	181,748	13,500
Issuance of shares in connection with sales made under private offerings	250,764	1,582,250
Shares issued in connection with the merger	1,539,340	-
Total	1,971,853	1,595,750

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table reflects all outstanding and exercisable options on December 31, 2024. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average Exercise	Contractual Life
	Outstanding	Price	(Years)
Outstanding, December 31, 2022	158,750	6.72	4.74
Issued in 2023	35,000	1.80	8.98
Exercised in 2023	92,917	11.76	-
Outstanding, December 31, 2023	100,833	0.48	8.22
Issued in 2024	31,389	5.76	5.62
Exercised in 2024	112,500	0.12	-
Outstanding, December 31, 2024	19,772	11.16	1.85